ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	6 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Schedule of changes in accumulated other comprehensive income

Unrealized gains on available for sale securities (a)
(unaudited)
(Dollars in Thousands)
Balance as of September 30, 2012	$1,945
Other comprehensive loss before reclassification	(564)
Amount reclassified from accumulated other comprehensive income	4
Total other comprehensive loss	(560)
Balance as of March 31, 2013 (unaudited)	$1,385

(a)
All amounts are net of tax. Amounts in parentheses indicate debits.

Schedule of reclassified out of each component of accumulated other comprehensive income
Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is Presented
(unaudited)
(Dollars in Thousands)
Unrealized gains on available for sale securities	$16	Gain on sale of securities available for sale
	(5)	Income taxes
	(20)	Net impairment losses recognized in earnings
	7	Income taxes
	$(2)	Net of tax

(a)
  Amounts in parentheses indicate debits for net income.